WBI Absolute Return Balanced Fund (Prospectus Summary) | WBI Absolute Return Balanced Fund
WBI ABSOLUTE RETURN BALANCED FUND (the "Balanced Fund")
Investment Objective
The Balanced Fund's investment objectives are to seek current income and long-term capital appreciation, while also seeking to protect principal during unfavorable market conditions.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees WBI Absolute Return Balanced Fund	No Load Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WBI Absolute Return Balanced Fund		No Load Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Shareholder Servicing Plan Fees		0.40%	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)		5.41%	4.80%
Acquired Fund Fees and Expenses		0.08%	0.08%
Total Annual Fund Operating Expenses		6.74%	5.88%
Less: Fee Waiver and Expense Reimbursement	[1]	(4.66%)	(4.05%)
Net Annual Fund Operating Expenses	[2]	2.08%	1.83%
[1]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load shares and 1.75% of average daily net assets for Institutional shares (the "Expense Caps"). The Expense Caps will remain in effect through at least March 30, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.
[2]	Net Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets After Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to AFFE.

Example.
This Example is intended to help you compare the cost of investing in the Balanced
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example WBI Absolute Return Balanced Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
No Load Class	211	1,574	2,891	5,986
Institutional Class	186	1,389	2,570	5,434

Portfolio Turnover.
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund
Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 225.23% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Balanced Fund will invest at least 25% (with a target of approximately 40% to 60%) of its net assets in the equity securities of domestic and foreign dividend-paying companies of any size market capitalization with the capacity to increase dividends over time, and at least 25% (with a target of approximately 40% to 50%) of its net assets in domestic and foreign fixed income securities. Approximately 10% of the Fund's net assets may be invested in non-dividend paying equities and/or in option strategies to enhance the Fund's returns or to mitigate risk and volatility. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S.
Government agency securities, high-yield bonds (also known as "junk bonds"), exchange-traded notes ("ETNs"), mortgage-backed securities and variable and floating rate securities. The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager's assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Balanced Fund may invest without limitation in securities of foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as "junk bonds"). Excluding money market funds, which may be used as cash equivalents, the Fund may also invest up to 60% of its net assets in other investment companies, including exchange-traded funds
("ETFs").

The Balanced Fund seeks to provide absolute returns, regardless of the performance of the overall market. The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases using a combination of price regression and momentum factors. The Advisor's buy discipline systematically adds qualifying securities within the Fund's target allocations using available cash.

The Balanced Fund uses a proprietary bond model to assess the appropriate duration of its fixed income securities exposure. Fixed income positions may be periodically adjusted to reflect changes in the bond model's assessment of the risks and opportunities along the yield curve. A portion of the Fund's bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

Once securities are purchased, the Advisor maintains a strict sell discipline with a dynamic stop loss and goal setting process that attempts to control the effects of the volatility of each invested position on the Balanced Fund's value. If a security stays within its acceptable price channel, the Advisor will continue to hold it in the Fund's portfolio. If the security moves outside the acceptable price channel, a stop is triggered and the Advisor will sell the security. This results in a responsive process that actively adjusts the Fund's allocation by causing it to become more fully invested or by raising cash to protect capital.

At the discretion of the Advisor, the Balanced Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. The Advisor expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.
Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the
Balanced Fund. The following additional risks could affect the value of your investment:

·  Market Risk - Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the
   Balanced Fund.

·  Management Risk - Your investment in the Balanced Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis, and determination of portfolio securities. If the Advisor's investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease. The
   Advisor has not previously managed a mutual fund.

·  Newer Fund Risk - The Balanced Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

·  Equity Market Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

·  Foreign and Emerging Market Securities Risk - Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Balanced Fund's investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

·  Investment Style Risk - The Balanced Fund's investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying common stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund's ability to generate income may be affected.

·  Fixed Income Securities Risk - Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Balanced
   Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

·  High-Yield Securities Risk - The fixed income securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

·  Small and Medium Companies Risk - Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  ETF and Mutual Fund Risk - When the Balanced Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the
   ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Master Limited Partnership Risk - Investing in Master Limited Partnerships
   ("MLPs") entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

·  Exchange-Traded Note Risk - The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

·  Options Risk - Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

·  Mortgage-Backed Securities Risk - In addition to the general risks associated with fixed income securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.
Performance
The following performance information provides some indication of the risks of investing in the Balanced Fund. The bar chart shows the annual return for the
Fund's Institutional Shares for one year. The table shows how the Fund's average annual returns for one year and since inception compare to those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND
(1-855-924-3863).
Calendar Year Total Return as of December 31 - Institutional Shares

During the period shown on the bar chart, the Balanced Fund's highest total return for a quarter was 5.45% (quarter ended December 31, 2011) and the lowest total return for a quarter was -6.48% (quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns WBI Absolute Return Balanced Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Load Class	Return before taxes	0.13%	0.13%	Dec. 29, 2010
Institutional Class	Return before taxes	0.39%	0.39%	Dec. 29, 2010
Institutional Class After Taxes on Distributions	Return after taxes on distributions	0.30%	0.30%	Dec. 29, 2010
Institutional Class After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	0.37%	0.33%	Dec. 29, 2010
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	1.93%	Dec. 29, 2010
Barclays Capital Government / Credit Bond Index	Barclays Capital Government / Credit Bond Index (reflects no deduction for fees, expenses ortaxes)	8.74%	8.97%	Dec. 29, 2010
50% S&P 500® Total Return Index / 50% Barclays Capital Government / Credit Bond Index	50% S&P 500® Total Return Index / 50% Barclays Capital Government / Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.73%	5.74%	Dec. 29, 2010

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Balanced Fund through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.